Lease Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessee [Table Text Block]

September 30, 2019
(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥2,420
Interest on lease liabilities	150
Operating lease cost	46,783

Information of Lease Transactions as a Lessee [Table Text Block]

	September 30, 2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥218
Operating cash flows from operating leases	54,517
Financing cash flows from finance leases	3,430
Right-of-use assets obtained in exchange for new finance lease liabilities	9,981
Right-of-use assets obtained in exchange for new operating lease liabilities	19,490
Weighted-average remaining lease term:
Finance leases	4.7	years
Operating leases	9.3	years
Weighted-average discount rate:
Finance leases	1.16%
Operating leases	1.29%

Maturities of Lease Liabilities as a Leasee [Table Text Block]

	Finance leases	Operating leases
	(in millions)
2020 (excluding these six months ended September 30, 2019)	¥4,084	¥49,340
2021	7,350	93,869
2022	6,074	72,109
2023	4,034	52,910
2024	2,528	37,623
2025 and thereafter	3,285	210,928

Total undiscounted cash flows	27,355	516,779
Difference between undiscounted and discounted cash flows	(1,258)	(34,305)

Amount on balance sheet	¥26,097	¥482,474

Profit or Loss of Lease Transactions as a Lessor [Table Text Block]

September 30, 2019
(in millions)
Financing leases:
Finance income on net investment	¥59,058
Operating leases:
Lease income	1,917

Total	¥60,975

Component of Direct Financing Lease Transactions [Table Text Block]

September 30, 2019
(in millions)
Lease receivables ( un discounted)	¥2,057,016
Adjustments:
Discounted unguaranteed residual value	25,504
Initial direct cost on direct financing leases	26,756
Deferred selling profit	(331,036)

Net investment in direct financing leases	¥1,778,240

Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions [Table Text Block]

Lease receivables
(in millions)
2020 (excluding these six months ended September 30, 2019)	¥328,477
2021	490,312
2022	392,828
2023	307,340
2024	222,265
2025 and thereafter	315,794

Total undiscounted cash flows	2,057,016
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(278,776)

Amount on balance sheet	¥1,778,240